As filed with the Securities and Exchange Commission on September 30, 1998

                                        Securities Act Registration No. 33-83548
                                        Investment Company Act File No. 811-8748

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.    20549
--------------------------------------------------------------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 7

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 8

               -------------------------------------------------
                             WANGER ADVISORS TRUST
                                 (Registrant)

                      227 West Monroe Street, Suite 3000
                           Chicago, Illinois  60606

                        Telephone number:  312/634-9200

               -------------------------------------------------

      Ralph Wanger                            Janet D. Olsen
      Wanger Advisors Trust                   Bell, Boyd & Lloyd
      227 West Monroe Street, Suite 3000      Three First National Plaza
      Chicago, Illinois  60606                70 West Madison Street, Suite 3300
                                              Chicago, Illinois 60602-4207
                              (Agents for service)

               -------------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
               -------------------------------------------------

               It is proposed that this filing will become effective:
                    [ ] immediately upon filing pursuant to rule 485(b)
                    [ ] on April 30, 1998 pursuant to rule 485(b)
                    [ ] 60 days after filing pursuant to rule 485(a)(1)
                    [ ] on __________ pursuant to rule 485(a)(1)
                    [ ] 75 days after filing pursuant to rule 485(a)(2)
                    [X] on December 15, 1998 pursuant to rule 485(a)(2)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The definitive prospectus and statement of additional information for its series designated Wanger U.S. Small Cap and Wanger International Small Cap, each dated May 1, 1998, were filed with post-effective amendment no. 6 to the Registrant's registration statement on April 28, 1998, and supplemented pursuant to rule 497(e) on May 17, 1998 (Securities Act File No. 33-83548). That prospectus and statement of additional information, as supplemented, are not affected by, and are therefore not included in, this post-effective amendment no. 7.
--------------------------------------------------------------------------------

                             WANGER ADVISORS TRUST

         Cross reference sheet pursuant to rule 495(a) of Regulation C

Item No.                                  Location or caption*
--------                                  --------------------
                              Part A (Prospectus)
                                 Wanger Twenty
                             Wanger Foreign Forty
                        -------------------------------

 1.  Cover Page                            Cover Page.

 2.  Synopsis                              Expenses and Performance

 3.  Condensed Financial Information       Not applicable

 4.  General Description of Registrant     The Funds at a Glance; Expenses and
                                           Performance; Investing in the Funds;
                                           Securities, Investment Practices, and
                                           Risks; Organization and Management

 5.  Management of the Fund                Expenses and Performance; The Funds
                                           in Detail--Organization; Management

 5A. Management's Discussion of Fund       Not applicable (included in annual
     Performance                           report)

 6.  Capital Stock and Other Securities    Investing in the Funds; The Funds in
                                           Detai--Organization; Management;
                                           Dividends and Taxes

 7.  Purchase of Securities Being Offered  Investing in the Funds; The Funds in
                                           Detail--Organization and Management

 8.  Redemption or Repurchase              Investing in the Funds

 9.  Pending Legal Proceedings             Not applicable

--------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item No.                                     Location or caption*
--------                                     --------------------

                 Part B (Statement of Additional Information)
                             Wanger U.S. Small Cap
                        Wanger International Small Cap
                        -------------------------------

10.  Cover Page                              Cover Page

11.  Table of Contents                       Table of Contents

12.  General Information and History         Information About the Funds

13.  Investment Objectives and Policies      Investment Objectives and Policies;
                                             Investment Techniques and Risks;
                                             Investment Restrictions

14.  Management of the Fund                  Trustees and Officers; Certain
                                             Shareholders

15.  Control Persons and Principal           The Trust; Trustees and Officers;
     Holders of Securities                   Certain Shareholders

16.  Investment Advisory and Other Services  Investment Adviser; Custodian;
                                             Independent Auditors

17.  Brokerage Allocation                    Portfolio Transactions

18.  Capital Stock and Other Securities      The Trust

19.  Purchase, Redemption, and Pricing of    Purchasing and Redeeming Shares
     Securities Being Offered

20.  Tax Status                              Additional Tax Information

21.  Underwriters                            Distributor

22.  Calculation of Performance Data         Performance Information

23.  Financial Statements                    Information About the Funds

---------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Item No.  Location or caption*
--------  --------------------

          Part C (Other Information)
          --------------------------
      24  Financial statements and exhibits

      25 Persons controlled by or under common control with registrant

      26  Number of holders of securities

      27  Indemnification

      28  Business and other connections of investment adviser

      29  Principal underwriters

      30  Location of accounts and records

      31  Management services

      32  Undertakings


---------------------
*References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Wanger Twenty
Wanger Foreign Forty
================================================================================


-------------------------------------------------------------------------------

     Wanger Twenty invests for long-term capital growth. The Fund invests primarily in the stocks of U.S. companies with market capitalizations of $1 billion to $10 billion. Wanger Twenty ordinarily focuses its investments in 20 to 25 U.S. companies.

-------------------------------------------------------------------------------

     Wanger Foreign Forty invests for long-term capital growth. The Fund invests primarily in the stocks of foreign companies with market capitalizations of $1 billion to $10 billion. The Fund ordinarily has investments in 40 to 60 companies and invests primarily in developed markets.

-------------------------------------------------------------------------------

     Shares of Wanger Twenty and Wanger Foreign Forty (each, a "Fund," and together, the "Funds") are offered to life insurance companies ("Life Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity or variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis ("Retirement Plans"). Wanger Twenty and Wanger Foreign Forty are series of Wanger Advisors Trust. Both Funds are managed by Wanger Asset Management, L.P. ("WAM").

     Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

     A Statement of Additional Information ("SAI") dated the date of this prospectus has been filed with the Securities and Exchange Commission ("SEC"), and, along with any supplement to the SAI, is incorporated herein by reference (is legally considered a part of this prospectus). The SAI is available free upon request by calling WAM at 1-800-4-WANGER (1-800-492-6437). You may also obtain the SAI, as well as other information that has been electronically filed, from the SEC's web site (www.sec.gov).

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus
December ___, 1999

CONTENTS

=========================================
The Funds at a Glance                   1
     .Goal & Strategy                   1
     .Management and Organization       1
     .Who May Want to Invest            2
     .Risks                             2

Expenses and Performance                3
     .Expenses                          3
     .Performance                       4

Investing in the Funds                  5
     .Doing Business with the Trust     5
     .Who May Invest                    5
     .How to Invest and Redeem          5

Shareholder Policies                    8
     .Statements and Reports            8
     .Share Price                       8

The Funds in Detail                     9
     .Organization                      9
     .Management                        9
     .Other Funds Managed by WAM       11
     .Transfer Agent and Custodian     11
     .Distributor                      11
     .Expenses                         11
     .Availability of the Funds and
         Shareholder Rights            12


How the Funds Invest                   13
     .Wanger Twenty                    13
     .Wanger Foreign Forty             13
     .Looking for High Quality
         Companies                     14
     .General Information              15

Securities, Investment Practices,
and Risks                              15
     .Common Stocks                    15
     .Diversification                  16
     .Foreign Securities               16
     .Managing Investment
         Exposure                      18
     .Debt Securities                  20
     .Illiquid and Restricted
         Securities                    21
     .Other Investment
         Companies                     21
     .Lending and Repurchase
         Agreements                    21
     .State Insurance Restrictions     22

Dividends and Taxes                    23

Wanger Advisors Trust                  24

THE FUNDS AT A GLANCE
================================================================================

Goal and Strategy
--------------------------------------------------------------------------------

     Wanger Twenty invests for long-term capital growth. The Fund invests primarily in the stocks of U.S. companies with market capitalizations of $1 billion to $10 billion. Wanger Twenty is a non-diversified fund that ordinarily focuses its investments in 20 to 25 U.S. companies.

     Under normal market conditions, Wanger Twenty invests most of its assets in common stocks, and securities exchangeable or convertible into common stocks of U.S. companies, but may also invest in other types of securities.

     Wanger Foreign Forty invests for long-term capital growth. The Fund invests primarily in the stocks of foreign companies with market capitalizations of $1 billion to $10 billion. The Fund is a non-diversified fund that ordinarily has investments in 40 to 60 companies and invests primarily in developed markets.

     Under normal market conditions, Wanger Foreign Forty invests most of its total assets in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities, of foreign companies in at least three developed countries, but may also invest in other types of securities, including debt securities.

Management and Organization
--------------------------------------------------------------------------------

     The Funds are series of Wanger Advisors Trust (the "Trust"). Wanger Asset Management, L.P. (WAM), the Funds' investment adviser, employs a team approach to management of the Funds. The management team consists of the Funds' portfolio managers, other WAM portfolio managers, and research analysts. Each team member has one or more areas of expertise, and shares responsibility for providing ideas, information, and knowledge in managing the Funds. Daily decisions on portfolio selection rest with the lead portfolio managers or co-managers who utilize the input and advice of the management team in making purchase and sale determinations. Ralph Wanger is the chief investment officer of WAM, and lead strategist for all of the funds managed by WAM.

     Wanger Twenty. John H. Park and Mark H. Yost are the co-portfolio managers of Wanger Twenty. Mr. Park is a vice president of the Trust and a principal of WAM. He has been a member of WAM's investment management team since July 1993. Mr. Yost is a vice president of the Trust and has been a member of WAM's investment management team since October 1995.

     Wanger Foreign Forty. Marcel P. Houtzager and Leah J. Zell are the co-portfolio managers of Wanger Foreign Forty. Mr. Houtzager is a vice president of the Trust and a principal of WAM. He has been a member of WAM's investment management team since 1992.

     Ms. Zell is a vice president of the Trust and a principal of WAM. She has been analyzing international securities for Acorn Fund since 1984, and Acorn International since 1992.

Who May Want to Invest
--------------------------------------------------------------------------------

     The Funds are suitable for investors who are willing to hold their shares through market fluctuations and the accompanying changes in share values. The Funds are not appropriate investments for those seeking short-term price appreciation or for "market-timers." Wanger Twenty and Wanger Foreign Forty are designed for investors who want long-term growth of capital rather than income and who have the long-term investment outlook needed for investing in the stocks of small and medium-size companies in the U.S. and overseas. Shares of the Funds are sold only to Life Companies and certain Retirement Plans. See "Investing in the Funds -- Who May Invest."

Risks
--------------------------------------------------------------------------------

     Over time, stocks have shown greater growth potential than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market, or economic news. Because they are non-diversified, the Funds have the ability to take larger positions in a smaller number of issuers. While WAM believes that a strategy of investing in a limited number of securities has the potential for higher total returns than a strategy of investing in a larger number of securities, this may increase the volatility of the Funds' investment performance. Also, if the securities in which a Fund invests perform poorly, the Fund could incur greater losses than it might have had it invested in a larger number of securities.

     The value of the Funds' investments and the returns they generate vary from day to day. Performance depends on WAM's skills in identifying the trends that are the basis for the Funds' stock selections, and in picking individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than you paid for them. The Funds are not, alone or together, a balanced investment plan and there can be no assurance that the Funds will achieve their investment objectives.

EXPENSES AND PERFORMANCE
================================================================================

Expenses
--------------------------------------------------------------------------------

     Transaction Expenses. Shareholder transaction expenses are charges you pay when you buy or sell shares of the Funds:

     Maximum sales charge on purchases and
       reinvested dividends                       None
     Deferred sales charge on redemptions         None
     Redemption fee                               None

     Annual fund operating expenses. Each Fund pays its own operating expenses, including the management fee to WAM. Expenses are factored into each Fund's share price daily, and are not charged directly to shareholder accounts.

     The Funds expect to incur the following expenses, expressed as a percentage of the Fund's average net assets:



                                                                 Wanger
                                                       Wanger    Foreign
                                                       Twenty     Forty

     Management Fee..................................   0.95%     1.00%
     12b-1 fee.......................................   None      None

     Other operating expenses (after reimbursement)..   0.40      0.45
                                                        ----      ----
     Total operating expenses (after reimbursement)..   1.35%     1.45%


     The purpose of the expense table is to help you understand the costs and expenses of investing in the Funds. WAM has agreed to reimburse Wanger Twenty for any ordinary operating expenses exceeding 1.35% of its average net assets, and Wanger Foreign Forty for any ordinary operating expenses exceeding 1.45% of its average net assets, over each fiscal year. Absent reimbursement, "Other operating expenses" would be estimated to be 0.68% for Wanger Twenty, and 2.51% for Wanger Foreign Forty. "Total operating expenses" absent reimbursement would be estimated to be 1.63% for Wanger Twenty and 3.51% for Wanger Foreign Forty. The estimate of "Other operating expenses" is based on the estimated expenses the Funds expect to incur during their initial fiscal year of operations ending December 31, 1999.

     .Example: Let's say, hypothetically, that a Fund's annual return is 5% and that its operating expenses are exactly as shown above. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your Fund account after the number of years indicated:



                Wanger Twenty  Wanger Foreign Forty
                -------------  --------------------

After 1 year        $ 14                $15
After 3 years       $ 43                $46

     The purpose of the example is to illustrate the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may vary. Because the Funds are new, the above amounts are estimates.

Performance
--------------------------------------------------------------------------------

     Mutual fund performance is commonly measured as total return. Total return is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

     Total returns are based on past results and are not a prediction of future performance. They do not include the effect of income taxes.

     The Funds sometimes show their performance compared to stock indexes (described in the SAI), or give their ratings or rankings determined by an unrelated organization.

          Information about the performance of the Funds is contained in the Trust's annual report which may be obtained free of charge by calling WAM at:
1-800-4-WANGER (1-800-492-6437).

          Total returns quoted for the Funds include the effect of deducting each Fund's expenses, but do not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may only be purchased through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges should be considered when comparing a Fund's performance to other investment alternatives.

INVESTING IN THE FUNDS
================================================================================

Doing Business with the Trust
--------------------------------------------------------------------------------

     The Trust provides Life Companies and Retirement Plans with information Monday through Friday, except holidays, from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call WAM at 1-800-4-WANGER (1-800-492-6437).

Who May Invest

     Shares of the Funds are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified Variable Contracts issued through separate accounts of the Life Companies. Shares of the Funds may also be offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called "Retirement Plans":

     . a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
     .  an annuity plan described in section 403(a);
     . an annuity contract described in section 403(b), including a 403(b)(7) custodial account;
     . a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and
     .  a plan described in section 501(c)(18).

     The trust or plan must be established before shares of the Funds can be purchased by the plan. Neither the Funds nor WAM offers prototypes of these plans. The Funds have imposed certain additional restrictions on sales to Retirement Plans to reduce their expenses. To be eligible to invest in the Funds, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Funds do not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call WAM at 1-800-4-WANGER (1-800-492-6437) to determine if it is eligible to invest.

How to Invest and Redeem
--------------------------------------------------------------------------------
     Shares of Wanger Twenty and Wanger Foreign Forty may not be purchased or redeemed directly by individual Variable Contract owners or individual Retirement Plan participants. Variable Contract owners or Retirement Plan participants should consult the disclosure documents for their Variable Contract, or the plan documents (including the summary plan description) for their Retirement Plan, regarding the provisions of the Variable Contract or of the Retirement Plan which govern the availability of the Fund as an investment vehicle for allocations under their Variable Contract or Retirement Plan.

     No sales commissions of any kind are imposed upon purchases of Fund shares by Life Companies or Retirement Plans. (However, each Variable Contract imposes its own charges and fees on owners of the Variable Contract, and Retirement Plans may impose such charges on participants in the Retirement Plan.) The price paid for shares is the net asset value ("NAV") next calculated after a Fund or its agent receives an order to purchase Fund shares. Purchase orders are considered received when information identifying the purchaser and the money to pay for the shares are received. Redemptions will be effected through the Life Companies and Retirement Plan trustees to meet obligations under the Variable Contracts and the Retirement Plans. In the case of a Life Company purchaser, particular purchase and redemption procedures typically will be set forth in an agreement between the Trust and the Life Company. The Trust may enter into similar agreements with Retirement Plans.

     Purchases. To the extent not otherwise provided in any agreement between the Trust and a Life Company or Retirement Plan, shares of a Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Life Company or Retirement Plan with which the Funds have entered into an agreement, or a subsequent purchase by a Life Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Funds do not have an agreement.

     Redemptions. Subject to the terms of any agreement between the Funds and any Life Company or Retirement Plan, shares may be redeemed by written request or by telephone (for redemptions of $50,000 or less), with proceeds paid by check or by wire transfer.

     Redeeming Shares in Writing. A written redemption request must:

        .  identify the owner of the account;
        .  specify the number of shares or dollar amount to be  redeemed;
        .  be signed on behalf of the owner by an individual or individuals authorized to do so, and include evidence of their authority;
        .  if the shares to be redeemed have a value of more than $50,000, include a signature guarantee by an "eligible guarantor institution" as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker-dealer, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association, but not a notary public); and
        . be accompanied by any stock certificates representing the shares to be redeemed.

A check for the redemption proceeds will be mailed to the address of record unless payment by wire transfer is requested.

     Redeeming Shares by Telephone. Unless a Retirement Plan shareholder chose on its purchase application not to have the ability to do so, redemptions of shares having a value of $50,000 or less may be requested by calling the Fund's transfer agent at 1-800-962-1585. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting identification information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call. If you are unable to reach the Funds or their transfer agent by telephone, your redemption request would have to be placed by mail.

     Exchanging Shares by Telephone. To the extent not otherwise provided in an agreement between the Trust and a Retirement Plan shareholder, a Retirement Plan may exchange shares of one Fund for shares of the other Fund by telephone by calling 1-800-962-1585. Shares may be exchanged only between identically-registered accounts, and the shares in the new Fund must be available for sale without payment of a fee under any applicable state securities law. Because excessive trading can hurt Fund performance and shareholders, the Funds reserve the right to temporarily or permanently terminate the exchange privilege of any shareholder who makes excessive use of the exchange plan. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund. The Funds have limited the number of exchanges to no more than four per year. The Funds will not be responsible for unauthorized transactions if they follow reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

     Normally, redemption proceeds will be paid within seven days after a Fund or its agent receives a request for redemption. Redemptions may be suspended or payment date postponed on days when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

SHAREHOLDER POLICIES
================================================================================

Statements and Reports
--------------------------------------------------------------------------------

Information sent to Life Companies and Retirement Plans semi-annually includes:

     .  Schedule of Fund investments.
     .  Reports to shareholders.

Call WAM at: 1-800-4-WANGER for copies of Fund reports.

Share Price
--------------------------------------------------------------------------------

     The Funds are open for business each day the NYSE is open. The offering price (price to buy one share) and redemption price (price to sell one share) are the Fund's net asset value ("NAV") calculated at the next Closing Time after receipt of an order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time, but is sometimes earlier.

     A Fund's NAV is the value of a single share. The NAV is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

     A purchase or redemption of Fund shares will be priced at the next NAV calculated after the purchase or redemption request is received by the Funds or their agent. An order received before Closing Time will get that day's price; an order received after Closing Time will get the next day's price.

     Each Fund's portfolio securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of trustees believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates. Because of the different trading hours in various foreign markets, the calculation of NAV does not take place at the same time as the determination of the prices of many foreign securities held by the Funds, particularly Wanger Foreign Forty. Those timing differences may have a significant effect on a Fund's NAV.

THE FUNDS IN DETAIL
================================================================================

Organization
--------------------------------------------------------------------------------

     Wanger Twenty and Wanger Foreign Forty are series of Wanger Advisors Trust, an open-end, management investment company. The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust dated August 30, 1994. Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the board of trustees with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

     The Trust is governed by a board of trustees, which is responsible for protecting the interests of the shareholders of the Funds. The Trustees are experienced executives and professionals who meet at regular intervals to oversee the activities of the Trust. A majority of the trustees are independent of WAM.

     The Trust may hold special meetings of shareholders. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. (The Trust is not required to hold annual meetings of shareholders and does not intend to do so.) For further information on the rights of shareholders of the Funds, see "Availability of the Funds and Shareholder Rights," below.

Management
--------------------------------------------------------------------------------

     The Funds are managed by Wanger Asset Management, L.P. (WAM), 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; WAM chooses the Funds' investments and handles their business affairs, under the direction of the board of trustees. WAM is a limited partnership managed by its general partner, Wanger Asset Management, Ltd. WAM manages more than $7 billion in assets.

     WAM employs a team approach to management of the Funds. The management team is made up of the lead portfolio manager or co-managers, other WAM portfolio managers and research analysts. Team members share responsibility for providing ideas, information and knowledge in managing the funds, with each team member having one or more particular areas of expertise applicable to the management of the funds. Daily decisions on portfolio selection rest with the lead portfolio managers or co-portfolio managers who utilize the input and advice of the management team in making purchase and sale determinations.

     Ralph Wanger is the president of the Trust and the chief investment officer of WAM. Mr. Wanger is also lead portfolio manager of Acorn Fund and chief investment strategist of Acorn Investment Trust (Acorn Fund, Acorn International, Acorn USA, Acorn Twenty and Acorn Foreign

Forty). Mr. Wanger has been president and a member of the board of Acorn Fund and its predecessor since 1970.

     John H. Park and Mark H. Yost are the co-portfolio managers of Wanger Twenty. Mr. Park is a vice president of both the Trust and Acorn Investment Trust, and is a principal of WAM. He has been a member of WAM's investment management team since July 1993. Prior to joining WAM, he was an analyst for Ariel Capital Management. Mr. Park received his Chartered Financial Analyst
(CFA) designation in 1996 and earned both his undergraduate and M.B.A. degrees from the University of Chicago.

     Mr. Yost is a vice president of the Trust and Acorn Investment Trust and has been a member of WAM's investment management team since October 1995. Mr. Yost has been co-portfolio manager of Wanger U.S. Smaller Companies Fund, an investment company offering shares to investors outside the U.S., since its inception on June 23, 1997. Mr. Yost is also the portfolio manager of the WAM Yost Partnership, L.P., a smaller company focused limited partnership. Before joining WAM, Mr. Yost was an investment analyst for First Chicago Corporation. Mr. Yost received his CFA designation in 1996. Mr. Yost received his B.A. from St. Olaf College and his M.B.A. from the University of Chicago.

     Marcel P. Houtzager and Leah J. Zell are the co-portfolio managers of Wanger Foreign Forty. Mr. Houtzager is a vice president of the Trust and a principal of WAM. Mr. Houtzager is also a vice president of Acorn Investment Trust, and has been a member of WAM's investment management team since 1992. Mr. Houtzager is the lead portfolio manager of Wanger International Small Cap Advisor, a mutual fund investing in small cap stocks outside the United States. Mr. Houtzager received his CFA designation in 1996 and is a Certified Public Accountant. He received his B.A. from Pomona College in 1983 and his M.B.A. from the University of California at Berkeley in 1985.

     Ms. Zell is a vice president of the Trust and Acorn Investment Trust, and is a principal of WAM. She has been analyzing international securities for Acorn Fund since 1984, and Acorn International since 1992. Ms. Zell is lead portfolio manager of Wanger International, a mutual fund investing in smaller foreign companies with assets at June 30, 1998 of more than $1.8 billion. Ms. Zell received her CFA designation in 1987. She earned her undergraduate degree from Radcliffe College and holds a Ph.D. from Harvard University.

     Since June 23, 1997, Mr. Houtzager and Ms. Zell have co-managed the Wanger European Smaller Companies Fund, an investment company offering shares to investors outside the United States.

     Merrillyn J. Kosier, senior vice president and secretary, and Bruce H. Lauer, vice president and treasurer, are the other executive officers of the Trust. Ms. Kosier is the Director of Marketing and Shareholder Services at WAM, and Mr. Lauer is WAM's Chief Administrative Officer. Prior to joining WAM, Ms. Kosier and Mr. Lauer were both employed at Kemper Financial Services, where Ms. Kosier served as Vice President of Marketing, and Mr. Lauer was First Vice President of Investment Accounting.

Other Funds Managed by WAM
--------------------------------------------------------------------------------
     In addition to serving as investment adviser to the Trust, WAM is also investment adviser to the Acorn Family of Funds, some of which may have investment objectives and investment strategies that are the same or similar to the Funds', and may have the same portfolio managers as the Funds. However, the Funds are separate entities that will have different investments, and different investment performance, than those other funds.

Transfer Agent and Custodian
--------------------------------------------------------------------------------
     State Street Bank and Trust Company ("State Street") is the Funds' transfer agent and custodian.

The smooth operation of the Funds depends on the ability of State Street and the other service providers to the Fund to provide those services without interruption. Some computer systems used today are unable to process date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. WAM, like many other businesses, is taking steps to ensure that the computer systems on which the smooth operation of the Funds depends will continue to function properly. WAM is working with the service providers to the Funds, such as State Street and various broker-dealers through which portfolio securities of the Funds are traded, to arrange for testing of internal and external systems. Based on the information currently available, WAM does not anticipate any material impact on the delivery of services currently provided. There can be no assurance, however, that the steps taken by WAM in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Funds; in addition, shareholders should be aware that year 2000 problems may also be encountered by Life Companies or Retirement Plans.

Distributor
--------------------------------------------------------------------------------
     Shares of the Funds are offered for sale through WAM Brokerage Services, L.L.C. ("WAM BD") without any sales commission or charges to the Funds or Life Companies or Retirement Plans purchasing Fund shares. However, each Variable Contract imposes its own charges and fees on owners of Variable Contracts and Retirement Plans may impose such charges on participants in a Retirement Plan. WAM BD is wholly-owned by WAM, the Funds' investment adviser, and the investment adviser's general partner, Wanger Asset Management, Ltd. WAM BD's address is 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. All distribution and promotional expenses relating to the Funds are paid by WAM, including the payment or reimbursement of any expenses incurred by WAM BD.

Expenses
--------------------------------------------------------------------------------
     Like all mutual funds, each Fund pays expenses related to its daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends.

     Each Fund pays a management fee to WAM for managing its investments and business affairs, as set forth under "Expenses and Performance." While the management fee is a significant component of each Fund's annual operating costs, the Funds have other expenses as well. Each

Fund pays the fees of its custodian, transfer agents, auditors and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums, and the fees of Trustees who are not otherwise affiliated with the Trust or WAM.

     Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this prospectus; Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

     From time to time, WAM may pay amounts from its past profits to Life Companies or other organizations that provide administrative services for the Funds or that provide to owners of Variable Contracts and/or participants in Retirement Plans other services relating to the Funds. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Funds, owners of Variable Contracts, and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Life Company or other organization. Payment of such amounts by WAM will not increase the fees paid by the Funds or their shareholders.

Availability of the Funds and Shareholder Rights
--------------------------------------------------------------------------------
     Shares of the Funds will be sold only to separate accounts of Life Companies, and to certain Retirement Plans as described under "Investing in the Funds--Who May Invest." The Trustees of the Trust may refuse to sell shares of the Funds to any person, or suspend or terminate the offering of shares if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Funds.

     Each Fund offers its shares to (i) Variable Contracts (including variable annuity and variable life insurance contracts) offered through Life Companies which may or may not be affiliated with each other and (ii) Retirement Plans. Due to differences in tax treatment and other considerations, the interests of various Variable Contract owners and Retirement Plan participants may conflict. The board of trustees of the Trust will monitor the Funds for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the board of trustees may require one or more Life Companies' separate accounts and/or Retirement Plans to withdraw its investments in the Funds. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the board of trustees may refuse to sell shares of the Funds to any Variable Contract or Retirement Plan or may suspend or terminate the offering of shares of the Funds if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Funds.

     Pursuant to current interpretations of the Investment Company Act of 1940 (the "1940 Act"), the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such Retirement Plans. Some Retirement Plans may pass-through voting to plan participants. Shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

     On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Fund, except for matters concerning only one Fund. Certain matters approved by a vote of shareholders of one Fund of the Trust may not be binding on a Fund whose shareholders have not approved such matters. The holder of each share of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock. Shares of one Fund may not bear the same economic relationship to the Trust as shares of another Fund.

HOW THE FUNDS INVEST
================================================================================
     Wanger Twenty and Wanger Foreign Forty seek long-term growth of capital. The investment philosophy and strategy of each of the Funds is discussed in the following paragraphs.

Wanger Twenty
--------------------------------------------------------------------------------
     Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalizations of $1 billion to $10 billion. Wanger Twenty is a non-diversified fund that ordinarily focuses its investments in 20 to 25 U.S. companies.

     Under normal market conditions, Wanger Twenty invests most of its assets in common stocks, and securities exchangeable or convertible into common stocks, of U.S. companies, but may also invest in other types of securities. The Fund may invest up to 15% of its total assets in foreign securities. Generally, the Fund will invest in the securities of a foreign-based company only if its operations are primarily located in the United States.

     Wanger Twenty looks for high quality companies. As a long-term investor, the Fund expects that its portfolio turnover rate will not ordinarily exceed 50% annually.

Wanger Foreign Forty
--------------------------------------------------------------------------------
     Wanger Foreign Forty invests primarily in the stocks of foreign companies with market capitalizations of $1 billion to $10 billion. The Fund is a non-diversified fund that ordinarily has investments in 40 to 60 companies and invests in developed markets.

     Under normal market conditions, Wanger Foreign Forty invests at least 85% of its total assets in equity securities of foreign companies, including common and preferred stocks, warrants or other similar rights, and convertible securities, but may also invest in any other type of security, including debt securities. The Fund ordinarily invests in at least three countries. The Fund invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies in emerging markets. The Fund's investments in emerging markets are generally in companies that receive a significant portion of their revenues from, or have a significant portion of their assets in, developed markets. The Fund does not invest in "frontier" markets. The Funds use the definitions of "developed," "emerging," and "frontier" markets published from time to time by the International Financial Corporation, a member of the World Bank Group. The Fund may invest up to 15% of its total assets in the securities of U.S. companies. Generally, the Fund invests in a U.S. company only if its operations are primarily located outside the United States.

     Like Wanger Twenty, Wanger Foreign Forty looks for high quality companies. As a long-term investor, the Fund expects that its portfolio turnover rate will not ordinarily exceed 50% annually.

Looking for high quality companies
--------------------------------------------------------------------------------
     Wanger Twenty and Wanger Foreign Forty look for quality businesses, with each investment ideally resting on a solid tripod of growth potential, financial strength, and fundamental value. The emphasis on fundamentals in relation to price sets the Funds apart from pure "growth" or "value" funds. Not all of the companies in which the Funds invest necessarily have all of these characteristics.

     The sources of growth are a growing marketplace for the company's product, good design, efficient manufacturing, sound marketing, and good profit margins. Financial strength means low debt, adequate working capital, and conservative accounting principles. Strong capitalization gives management the stability and flexibility to reach strategic objectives. Fundamental value means low relative price. The existence of a good company does not necessarily make its stock a good buy. The price of the stock determines value as measured relative to dividends, earnings, cash flow, growth rate, book value, and economic replacement value of assets. Sometimes, value is found in a "special situation." A special situation arises when WAM believes the securities of a particular company have been overlooked or undervalued by other investors in connection with a significant change or development affecting the company's business, and will, within a reasonable time, appreciate in value regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers; material litigation; technological breakthroughs; and new management or management policies. Although investing in securities of special situation companies offers the potential for above-average returns, if the anticipated development does not occur or produce the expected results, the value of those securities may decline.

     WAM also believes that finding and understanding high quality companies is important to reduce taxes and transaction costs. In managing the Funds, WAM tries to reduce these costs by investing with a long-term time horizon (at least 2-5 years) and avoiding frequent turnover of the stocks held by the Funds. Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry, or in general market or economic conditions.

General Information
--------------------------------------------------------------------------------
     Each Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if WAM determines that a temporary defensive position is advisable. If investments in foreign securities appear to be relatively unattractive because of current or anticipated adverse political or economic conditions, Wanger Foreign Forty may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive measure. The Funds use various techniques to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques may include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts or swap agreements.

     The investment objective of each Fund is not fundamental and may be changed by the board of trustees without shareholder approval. If there were such a change, you should consider whether a Fund would remain an appropriate investment in light of your then current financial position and needs. The Funds are not intended, alone or together, to present a balanced investment program.

SECURITIES, INVESTMENT PRACTICES, AND RISKS
================================================================================
     The following pages contain more detailed information about types of investments each Fund may make, and strategies WAM may employ in pursuit of each Fund's investment objective, including information about the associated risks and restrictions. All policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the SAI. Policies and limitations are considered at the time of purchase; the sale of an investment is not required because of a subsequent change in circumstances.

     WAM may not buy all of these instruments or use all of these techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its goal.

Common stocks
--------------------------------------------------------------------------------
     The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

Diversification
--------------------------------------------------------------------------------

     Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because they are non-diversified, the Funds have the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, each Fund's share price can be expected to fluctuate more than that of broadly diversified funds investing in similar securities. Because they are non-diversified, the Funds are not subject to the limitations under the 1940 Act in the percentage of their assets that they may invest in any one issuer. Both Funds, however, intend to comply with the diversification standards for regulated investment companies under Subchapter M of the Code (summarized below under "Restrictions") and Section 817(h) of the Code (see "Dividends and Taxes").

     Restrictions:
     -------------

     .    A Fund may not acquire securities of any one issuer, which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     . With respect to 50% of its total assets, a Fund may not purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets.

     .    A Fund may not invest more than 25% of its total assets in a single issuer (other than U.S. government securities); and

     .    A Fund will not invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities).*


Foreign Securities
--------------------------------------------------------------------------------

     Wanger Foreign Forty invests primarily in foreign securities. International investing allows you to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments. During other periods, however, some foreign markets have declined, and there can be no assurance that a country's economy will remain stable or more favorable than the U.S. economy.

--------------------
* These restrictions are "fundamental," which means that they cannot be changed without shareholder approval.

     Investments in foreign securities provide opportunities different from those available in the U.S., and risks which in some ways may be greater than in U.S. investments, including: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulations or currency restrictions that would prevent cash from being brought to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity, frequently greater price volatility, and higher transaction costs in foreign markets than in the United States; possible imposition of foreign taxes; possible investments in securities of developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls, or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions.

     Wanger Foreign Forty invests primarily in developed markets, but, as discussed above under "How the Funds Invest Wanger Foreign Forty," the Fund may invest up to 15% of its total assets in emerging markets. The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.

     Wanger Twenty may invest no more than 15% of its total assets in foreign securities and will generally invest in a foreign-based company only if that company's operations are primarily located in the United States. Wanger Twenty's foreign investments may include securities in developed and emerging markets.

     The Funds may invest from time to time in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that trade in U.S. or non-U.S. markets.

     The Funds may invest in both "sponsored" and "unsponsored" ADRs, EDRs, and GDRs. In the case of a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to its holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The holders of a depositary receipt generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Each Fund may invest in depositary receipts that are not sponsored by the issuer of the underlying security. To the extent a Fund does so, it would probably bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored depositary receipt.

     Each Fund may invest in securities purchased on a when-issued and delayed delivery basis. Although the payment terms of such a security are established at the time a Fund enters into the commitment, the security may be delivered and paid for a month or more after the date of purchase, when its value may have changed. A Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if WAM considers it advisable for investment reasons.

     Several European countries, including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain, adopted a single, uniform currency known as the "euro," effective January 1, 1999. The euro conversion could have potential adverse effects on the Funds' ability to value their portfolio holdings in foreign securities, and could increase the costs associated with the Funds' operations. The Trust and WAM are working with the providers of services to the Funds in the areas of clearance and settlement of trades in an effort to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken by the Trust or WAM will be sufficient to avoid any adverse impact on the Funds.

     Restrictions:
     -------------

 .    Under normal market conditions, Wanger Foreign Forty invests at least 85%
of its total assets in foreign securities. The Fund ordinarily has investments in at least three developed countries. The Fund may invest up to 15% of its total assets in securities of companies in emerging markets.

 .    Wanger Twenty may invest up to 15% of its total assets in foreign securities. Wanger Twenty's foreign investments are generally in companies whose operations are primarily in the U.S., and may include securities in developed and emerging markets.


Managing Investment Exposure
--------------------------------------------------------------------------------

     The Funds use various techniques to increase or decrease their exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of the Funds' portfolios. These techniques include buying and selling options, futures contracts, or options on futures contracts, entering into currency exchange contracts or swap agreements, or selling securities short against the box.

     These techniques are used by WAM to adjust the risk and return characteristics of the Funds' portfolios. If WAM judges market conditions incorrectly or employs a strategy that does not correlate well with the Funds' investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Funds for hedging, risk management, or portfolio management purposes and are not used for speculation.

     Currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward foreign currency contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers, or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When the Funds own or anticipate owning securities in countries whose currencies are linked, WAM may aggregate those positions as to the currency hedged. Although forward contracts may be used to protect the Funds from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

     Options and futures. Each Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets, or as a hedge against changes in prevailing levels of currency exchange rates. Each Fund may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices. Futures contracts and options can be highly volatile. A Fund's attempt to use such investments for hedging purposes may not be successful and could result in reduction of that Fund's total return.

     Short sales against the box. Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Selling short against the box may protect the Fund against the risk of losses in the value of the portfolio securities sold short because losses on the securities sold short should be wholly or partially offset by gains in the short position (although this also means that the Fund would be giving up the opportunity for gain).

     Restrictions:

     .    A Fund will not use futures contracts for speculation, and will limit its use of futures contracts so that no more than 5% of its total assets would be committed to initial margin deposits or premiums on such contracts.

     .    The aggregate market value of each Fund's currencies or portfolio securities covering call or put options will not exceed 10% of that Fund's net assets.

Debt Securities
-------------------------------------------------------------------------------

     Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.

     "Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, determined by WAM to be of comparable quality. Securities rated BBB or Baa are considered to be medium-grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

     Lower-rated debt securities (commonly called "junk bonds") are often considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

     Money market instruments are high-quality, short-term debt securities that present minimal credit risk. These instruments may carry fixed or variable interest rates.

     Each Fund may invest without limit in corporate or government obligations, or hold cash or cash equivalents if WAM determines that a temporary defensive position is advisable. If investments in foreign securities appear to be relatively unattractive because of current or anticipated adverse political or economic conditions, Wanger Foreign Forty may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive measure. To meet liquidity needs (which, under normal market conditions, are not expected to exceed 25% of total assets) or for temporary defensive purposes, each Fund may hold cash in domestic and foreign currencies and may invest in domestic and foreign money market securities.

     Restrictions:

     .    There are no restrictions on the ratings of debt securities in which the Funds may invest.

     .    Neither Fund intends to invest more than 20% of its total assets in debt securities, nor more than 5% of its total assets in debt securities rated at or lower than the lowest investment grade.

Illiquid and Restricted Securities
-------------------------------------------------------------------------------

     Some investments may be determined by WAM to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in delays or a loss, or may be costly to the Funds.

     Restrictions:

     .    Neither Fund may purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid or restricted securities.

Other Investment Companies
-------------------------------------------------------------------------------

     The Funds may invest from time to time in shares of other mutual funds and other types of investment companies. Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. Neither Fund intends to invest in such circumstances unless, in the judgment of WAM, the potential benefits of such investment justify the payment of any applicable premium or sales charge, and the additional layer of expense.

     Restrictions:

     .    Each Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

Lending and Repurchase Agreements
-------------------------------------------------------------------------------

     A Fund generally may not make loans, but each Fund has the power to invest in repurchase agreements and reverse repurchase agreements (generally as a cash management technique). A repurchase agreement involves a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of a bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

     Restrictions:

     A Fund may generally not make loans, but may (a) invest in debt securities within the limits described in the prospectus and SAI, (b) invest in repurchase agreements, or (c) lend up to 33% of its portfolio securities.*

State Insurance Restrictions
-------------------------------------------------------------------------------

     The Funds are sold to the Life Companies in connection with Variable Contracts, and will seek to be available under Variable Contracts sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Funds, the Funds may be limited in their ability to engage in certain techniques and to manage their portfolios with the flexibility provided herein. In order to permit a Fund to be available under Variable Contracts sold in certain states, each Fund may make commitments that are more restrictive than the investment policies and limitations described above and in the statement of additional information. If a Fund determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.
-----------------------
* These restrictions are "fundamental," which means that they cannot be changed without shareholder approval.

DIVIDENDS AND TAXES
================================================================================

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As such, a Fund is not subject to federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions, and net realized short-term capital gain, if any) and any net realized capital gain (the excess of net realized long-term capital gain over net realized short-term capital loss) that it distributes to its shareholders. It is the intention of each Fund to distribute all such income and gains.

     All dividends are distributed to the separate accounts and to the Retirement Plans and will be automatically reinvested in Trust shares. Dividends and distributions made by the Funds to the separate accounts are taxable, if at all, to the Life Companies; they are not taxable to Variable Contract owners. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder.

     For a discussion of the taxation of the Life Companies and separate accounts, as well as the tax treatment of the Variable Contracts and the owners thereof, see the disclosure documents for the Variable Contracts. For information regarding the taxation of Retirement Plans as well as the participants thereunder, see the plan administrator and plan documents for the Retirement Plan. Prospective investors are urged to consult their tax advisers.

     Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. Those requirements are different from the diversification standards imposed on each Fund by Subchapter M of the Code. Section 817(h) places certain limitations on the assets of a separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund's assets as assets of the related separate account, these limitations also apply to the Fund's assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. Generally, compliance by the Funds with the requirements of Section 817(h) and the regulations thereunder is not prevented by reason of the fact that shares in a Fund may be held by the trustee of a qualified pension or other retirement plan. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Life Companies and Variable Contract owners. The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for additional discussion.

WANGER ADVISORS TRUST
================================================================================

Trustees               Fred D. Hasselbring          Ralph Wanger
                       Charles P. McQuaid           Patricia H. Werhane
                       P. Michael Phelps

--------------------------------------------------------------------------------
Officers               Ralph Wanger, President
                       Marcel P. Houtzager, Vice President
                       Kenneth A. Kalina, Assistant Treasurer
                       Merrillyn J. Kosier, Senior Vice President and Secretary Bruce H. Lauer, Vice President and Treasurer
                       Charles P. McQuaid, Senior Vice President
                       Robert A. Mohn, Vice President
                       John H. Park, Vice President
                       Mark H. Yost, Vice President
                       Leah J. Zell, Vice President

--------------------------------------------------------------------------------
Transfer Agent,        State Street Bank and Trust Company
Dividend Disbursing    Attention: Wanger Advisors Trust
Agent and Custodian    P.O. Box 8502
                       Boston, Massachusetts 02266-8502
                       1-800-962-1585

--------------------------------------------------------------------------------
Investment Advisor     Wanger Asset Management, L.P.
                       227 West Monroe Street, Suite 3000
                       Chicago, Illinois 60606
                       1-800-4-wanger
                       (1-800-492-6437)

--------------------------------------------------------------------------------
Legal Counsel          Bell, Boyd & Lloyd
                       Chicago, Illinois

--------------------------------------------------------------------------------
Auditors               Ernst & Young LLP
                       Chicago, Illinois

WANGER ADVISORS TRUST                                    227 West Monroe Street
STATEMENT OF ADDITIONAL INFORMATION                      Suite 3000
December 15, 1998                                        Chicago, Illinois 60606
                                                         1-800-4-WANGER
                                                         (1-800-492-6437)


WANGER TWENTY
WANGER FOREIGN FORTY

     ---------------------------------------------------------------------------
     TABLE OF CONTENTS                                                      Page
     -----------------                                                      ----
     Information About the Funds.............................................  2
     Investment Objectives and Policies......................................  2
     Investment Techniques and Risks.........................................  2
     Performance Information................................................. 21
     Investment Adviser...................................................... 22
     Distributor............................................................. 23
     The Trust............................................................... 24
     Trustees and Officers; Certain Shareholders............................. 25
     Purchasing and Redeeming Shares......................................... 27
     Additional Tax Information.............................................. 28
     Portfolio Transactions.................................................. 29
     Custodian............................................................... 30
     Independent Auditors.................................................... 31
     Appendix - Description of Bond Ratings.................................. 32

     ---------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") is not a prospectus but provides information that should be read in conjunction with the prospectus of Wanger Twenty and Wanger Foreign Forty (each, a "Fund," together, the "Funds") dated the date of this SAI and any supplement thereto, which may be obtained from Wanger at no charge by writing or telephoning Wanger at its address or telephone number shown above.

     The Funds are series of Wanger Advisors Trust (the "Trust"). Both Funds are currently available only for allocation to certain life insurance company ("Life Company") separate accounts established for the purpose of funding certain qualified and non-qualified variable annuity contracts ("Variable Contracts"), and may also be offered directly to certain types of pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis ("Retirement Plans"), as described in the prospectus.

                          Information About the Funds

     Wanger Twenty invests for long-term capital growth. The Fund invests primarily in the stocks of U.S. companies with market capitalizations of $1 billion to $10 billion. Wanger Twenty is a non-diversified fund that ordinarily focuses its investments in 20 to 25 U.S. companies.

     Wanger Foreign Forty invests for long-term capital growth. The Fund invests primarily in the stocks of foreign companies with market capitalizations of $1 billion to $10 billion. The Fund is a non-diversified fund that ordinarily has investments in 40 to 60 companies and invests in developed markets.

     The Funds are non-diversified under the federal securities laws. However, the Funds comply with the diversification standards established by the tax laws. See "Investment Techniques and Risks -- Diversification" and "Additional Tax Information" for more information.

     The discussion below supplements the description in the prospectus of the Funds' investment objectives, policies, and restrictions. For information about the other funds of the Trust, Wanger U.S. Small Cap and Wanger International Small Cap, request a copy of that fund's prospectus and SAI, which may be obtained free of charge by writing or telephoning Wanger at its address or telephone number shown on the cover page of this SAI.

                      Investment Objectives and Policies

     The Funds invest with the objective of long-term capital growth. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that either Fund will achieve its investment objective.

     The Funds use the techniques and invest in the types of securities described below and in the prospectus.

                        Investment Techniques and Risks

Common Stocks

     The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

Diversification

     Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because they are non-diversified, the Funds have the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, each Fund's share price can be expected to fluctuate more than that of broadly diversified funds investing in similar securities. Because they are non-diversified, the Funds are not subject to the limitations under the Investment Company Act of 1940 on the percentage of their assets that they may invest in any one issuer. Both Funds however, intend to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized below under "Investment Restrictions") and Section 817(h) of the Code (see "Additional Tax Information").

Foreign Securities

     The Funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Under normal market conditions, Wanger Foreign Forty invests at least 85% of its total assets in foreign securities; Wanger Twenty investments in foreign securities are limited to not more than 15% of its total assets.

     The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in sponsored or unsponsored ADRs, EDRs or GDRs. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. Neither Fund expects to invest 5% or more of its total assets in unsponsored depositary receipts.

     The Funds' investment performance is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions," below.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign subcustodial arrangements. In addition, the costs of investing in foreign securities are higher than the costs of investing in U.S. securities.

     Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social, or diplomatic developments that could affect investment in these nations.

     Wanger Foreign Forty invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies in emerging markets. Wanger Foreign Forty's investments in emerging markets are generally in companies that receive a significant portion of their revenues from, or have a significant portion of their assets in, developed markets. Although there is no limit on the percentage of its assets that may be invested in emerging markets, Wanger Twenty's aggregate investments in foreign securities (including both developed and emerging markets) are limited to no more than 15% of its total assets. The Funds use the definitions of "developed," "emerging," and "frontier" markets published from time to time by the International Financial Corporation, a member of the World Bank Group ("IFC"). The Funds do not invest in "frontier" markets.

     The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation of emerging markets of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.

     Several European countries, including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain, have adopted a single, uniform currency known as the "euro," effective January 1, 1999. The euro conversion could have potential adverse effects on the Funds' ability to value their portfolio holdings in foreign securities, and could increase the costs associated with the Funds' operations. The Trust and WAM are working with the providers of services to the Funds in the areas of clearance and settlement of trades in an effort to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken by the Trust or WAM will be sufficient to avoid any adverse impact on the Funds.

Currency Exchange Transactions

     The Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. Either Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, WAM may aggregate such positions as to the currency hedged.

     If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of the Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund and held by State Street Bank and Trust Company, the Funds' custodian ("State Street") while the contract is outstanding.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical, because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policies that, under normal conditions, Wanger Twenty will not invest more than 15% of its total assets in foreign securities and Wanger Foreign Forty will invest at least 85% of its total assets in foreign securities.

Options and Futures

     The Funds may purchase and write both call options and put options on securities and on indexes, enter into interest rate and index futures contracts, and may purchase or sell options on such futures contracts ("futures options") in order to provide additional revenue, or to hedge against changes in security prices or interest rates. The Funds may also use other types of options, futures contracts and futures options currently traded or subsequently developed and traded, provided the board of trustees determines that their use is consistent with the Funds' investment objective.

     Options. An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional consideration (or, if additional consideration is required, assets having a value at least equal to that amount are segregated on the books of the Fund) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of that Fund and is valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. An option purchased or written is "marked-to-market" daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Derivatives. The Funds may buy and sell over-the-counter ("OTC") derivatives (derivatives not traded on exchanges). Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives generally are established through negotiation with the other party to the contract. While this type of arrangement allows the Funds greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid Securities" below for more information on the risks associated with investing in OTC derivatives.

     Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

     If trading were suspended in an option purchased or written by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/1/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Funds may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To the extent required by regulatory authorities having jurisdiction over the Funds, each Fund will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of its securities or the price of the securities that the Fund intends to purchase. A Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to stock price, interest rate, and currency fluctuations, a Fund may

___________________
/1/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The success of any hedging technique depends on WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, the Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, it is required to deposit with State Street or its broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had been offset at the close of the previous day. In computing daily NAV, the Funds will mark-to-market their open futures positions.

     The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

     Although some futures contracts require making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issues and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary (liquid) market will develop or continue to exist.

     Limitations on Options and Futures. A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/2/ would exceed 5% of the Fund's total assets.

___________________
/2/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with State Street or its broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with State Street readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the "underlying commodity value" of each long position in a commodity contract in which the Funds invest will not at any time exceed the sum of:

     (1) The value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  Unrealized appreciation on the contract held by the broker; and

     (3)  Cash proceeds from existing investments due in not more than 30 days.

     "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

     Neither Fund will purchase puts, calls, straddles, spreads, or any combination thereof if by reason of such purchase more than 10% of its total assets would be invested in such securities.

     Taxation of Options and Futures. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold
(put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option/3/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, the Funds generally are required to recognize for each taxable year their net unrealized gains and losses as of the end of the year on futures, futures options, and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of the hedged securities.

     If a Fund were to enter into a short index future, short index futures option, or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

___________________________
/3/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for each Fund to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund intends to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     For further information, see the discussion under "Additional Tax Information."

     Swap Agreements. A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if WAM determines it is consistent with its investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

     A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase the Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. WAM expects to be able to eliminate each Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each Fund will segregate its assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accumulated obligations under the agreement.

     Short Sales Against the Box. Each Fund may make short sales of securities if at all times, when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by their investment restrictions, the Funds do not currently intend to sell securities short.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with State Street an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

     In addition to enabling the Funds to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

     The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

Debt Securities

     Both Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by either Fund or the portion of each Fund's assets that may be invested in debt securities in a particular ratings category. Neither Fund intends to invest more than 20% of its total assets in debt securities nor more than 5% of its total assets in securities rated at or lower than the lowest investment grade.

     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities may be less marketable than higher quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Purchasing and Redeeming Shares -- Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in the appendix to this SAI.

Illiquid Securities

      Neither Fund may invest in illiquid securities, including restricted securities and OTC derivatives, if as a result, they would comprise more than 15% of the value of its net assets.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, either Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities and OTC derivatives, that Fund will take appropriate steps to protect liquidity.

     Notwithstanding the above, either Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. WAM, under the supervision of the board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of the value of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination WAM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, WAM could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds will enter into repurchase agreements only with banks and dealers WAM believes present minimum credit risks in accordance with guidelines approved by the board of trustees. WAM will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, WAM's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. Under normal circumstances, neither Fund intends to invest more than 5% of its total assets in repurchase agreements.

When-Issued and Delayed Delivery Securities; Reverse Repurchase Agreements

     A Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if WAM deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

     A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by State Street throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

Temporary Strategies

     Both Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, WAM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, each Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

Portfolio Turnover

     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Each Fund's portfolio turnover rate is not expected to exceed 50% under normal market conditions. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses which must be borne by the Funds. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Line of Credit

     The Trust maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to the Funds' restrictions on borrowing under "Investment Restrictions," below.

Investment Restrictions

     In pursuing their investment objectives, neither Fund will:

     1. Acquire securities of any one issuer, which at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed more than 5% of the Fund's total assets;

     3. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

     4. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

     5. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     6. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

     7. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

     8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

     10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

     11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions for each Fund are "fundamental," which means that they cannot be changed without the approval of the lesser of (i) 67% of each fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of each fund's outstanding shares.

     In addition, the Funds are subject to a number of restrictions that may be changed by the board of trustees without shareholder approval. Under those non-fundamental restrictions, neither Fund will:

     (a) Invest in companies for the purpose of management or the exercise of control;

     (b) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

     (c) Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     (d) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures, and options on futures;

     (e) Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;

     (f) [Wanger Twenty only] Invest more than 15% of its total assets in the securities of foreign issuers.

     (g) [Wanger Foreign Forty only] Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions.

     Notwithstanding the foregoing investment restrictions, the Funds may purchase securities pursuant to the exercise of subscription rights.

                            Performance Information

     From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

          ERV = P(1+T)/n/

     Where: P = the amount of an assumed initial investment in shares of a fund

            T = average annual total return

            n = number of years from initial investment to the end of the period

            ERV = ending redeemable value of shares held at the end of the period

     The Funds impose no sales charges and pay no distribution expenses. Income taxes are not taken into account. Performance figures quoted by the Funds are not necessarily indicative of future results. The Funds' performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the Funds' performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, the Fund might use comparative performance as computed in a ranking or rating determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, Morningstar, Inc., or another service.

     The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. The Funds may similarly note mention or recognition of WAM, or appearances of principals of WAM, in the media.

                              Investment Adviser

     The Funds' investment adviser, Wanger Asset Management, L.P. ("WAM"), serves as the investment adviser for the Funds and for other institutional accounts. As of the date of this SAI, WAM has approximately $7 billion under management, including the Funds. WAM is a limited partnership managed by its general partner, Wanger Asset Management, Ltd. ("WAM Ltd."), whose stockholders are Ralph Wanger, Charles P. McQuaid, Leah J. Zell, Marcel P. Houtzager, Robert
A. Mohn, and John H. Park. Ralph Wanger is the president and Howard L. Kastel is the chief executive officer of WAM Ltd. On matters submitted to the shareholders of WAM Ltd., each shareholder has one vote (or a lesser vote in the case of new shareholders). With certain exceptions (including for extraordinary transactions, for which Mr. Wanger's consent is required), decisions are made by majority vote. WAM commenced operations in 1992.

     WAM furnishes continuing investment supervision to the Funds under an investment advisory agreement (the "Agreement") and is responsible for overall management of the Funds' business affairs. It furnishes office space, equipment and personnel to the Funds and assumes the expenses of printing and distributing the Funds' prospectus and reports to prospective investors. The Agreement will continue in effect as to each of the Funds through June 30, 1999, and thereafter from year to year so long as its continuance is approved at least annually by (i) the board of trustees of the Trust or by the holders of a majority of each Fund's outstanding voting securities as defined by the Investment Company Act of 1940 and (ii) a majority of the members of the Trust's board of trustees who are not otherwise affiliated with the Trust or WAM, cast in person at a meeting called for that purpose. Any amendment to the Agreement must be approved in the same manner. The Agreement may be terminated as to either Fund without penalty by the vote of the board of trustees of the Trust or the shareholders of that Fund (by a majority as defined in the 1940 Act) on 60 days' written notice to WAM or by WAM on 60 days' notice to the Fund, and will terminate automatically in the event of its assignment.

     The advisory fees the Funds pay to WAM are calculated daily and paid monthly, at the following annual rates: Wanger Twenty, 0.95% of average net assets; Wanger Foreign Forty, 1.00% of average net assets.

     The Funds pay the cost of custodial, stock transfer, dividend disbursing, audit and legal services, and membership in trade organizations. They also pay other expenses such as the cost of maintaining the registration of their shares under federal law, complying with state securities laws, proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums, and the fees of trustees not affiliated with WAM.

                                  Distributor

     Shares of each Fund are distributed by WAM Brokerage Services, L.L.C. ("WAM BD") under a Distribution Agreement as described in the prospectus dated May 1, 1998, which is incorporated herein by reference. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. Shares of the Funds are offered for sale through WAM BD on a best efforts basis without any sales commission or charges to the Funds or Life Companies or Retirement Plans purchasing Fund shares. However, each Variable Contract imposes its own charges and fees on owners of Variable Contracts and Retirement Plans and may impose such charges on participants in a Retirement Plan.

     The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and in compliance with state securities laws. WAM bears all sales and promotional expenses, other than those borne by a Life Company or Retirement Plan. WAM BD is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

                                   The Trust

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust dated August 30, 1994. The Agreement and Declaration of Trust may be amended by a vote of either the Trust's shareholders or its Trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board of Trustees may authorize. Any such series of shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights or privileges as the Trustees may determine. The shares of the Funds are not currently divided into classes. The board of trustees may authorize the issuance of additional series if deemed advisable, each with its own investment objective, policies, and restrictions. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights.

     On any matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the board of trustees determines that the matter affects only the interests of one series, in which case shareholders of the unaffected series are not entitled to vote on such matters. All shares of the Trust are voted together in the election of trustees. Shares do not have cumulative voting rights; accordingly, shareholders controlling voting interests of more than 50% of shares of the Funds voting for the election of trustees could elect all of the trustees if they chose to do so, and in such event, shareholders controlling voting interests of the remaining shares would not be able to elect any trustees.

     Shareholder rights regarding voting are described in the prospectus. These voting rights are based on applicable federal and state laws. To the extent that changes in such laws or regulations thereunder or interpretations thereof eliminate the necessity to submit any such matters to a shareholder vote, or otherwise restrict or limit such voting rights, the Trust reserves the right to act in any manner permitted by such changes.

     The Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses or expenses of any shareholder held personally liable for the obligations of the Trust. Thus, although shareholders of a business trust may, under certain circumstances, be held personally liable under Massachusetts law for the obligations of the trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one series of sustaining a loss on account of liabilities incurred by another series is also believed to be remote.

                  Trustees and Officers; Certain Shareholders


     The trustees and officers of the Trust (including their dates of birth and their principal business activities during the past five years are) are listed below in alphabetical order:

Fred D. Hasselbring, trustee (8/14/1941)
     819 Golf Lane, Wheaton, Illinois 60187; owner, Fred D. Hasselbring and Associates (retail industry computer systems consulting and sales); director and executive administrator, The Malachi Corp., Inc. (a non-profit corporation).

Charles P. McQuaid, trustee and senior vice president* (8/27/1953)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal, Wanger Asset Management, L.P. since July 1992; trustee and senior vice president, Acorn Investment Trust.

P. Michael Phelps, trustee (9/19/1933)
     222 East Chestnut Street, Chicago, Illinois 60611; retired since January 31, 1998; prior thereto, vice president and corporate secretary, Morton International, Inc.

Ralph Wanger, trustee and president* (6/21/1934)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal, Wanger Asset Management, L.P. since July 1992; trustee and president, Acorn Investment Trust.

Patricia H. Werhane, trustee (9/20/1935)
     104 Falcon Drive, Charlottesville, Virginia 22901; Ruffin Professor of Business Ethics, Darden Graduate School of Business Administration, University of Virginia, 1993 - present.

Marcel P. Houtzager, vice president (10/26/1960)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal, analyst and portfolio manager, Wanger Asset Management, L.P. since April 1992.

Kenneth A. Kalina, assistant treasurer (8/4/1959)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60603; Fund controller, Wanger Asset Management, L.P., since September 1995; prior thereto, treasurer of the Stein Roe Mutual Funds; assistant treasurer, Acorn Investment Trust.

Merrillyn J. Kosier, senior vice president and secretary (12/10/1959)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; director of marketing and shareholder services, Wanger Asset Management, L.P., since September 1993; prior thereto, vice president of marketing, Kemper Financial Services, Inc.; senior vice president and secretary, Acorn Investment Trust.

Bruce H. Lauer, vice president and treasurer (7/22/1957)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; chief administrative officer, Wanger Asset Management, L.P., since April 1995; vice president and treasurer, Acorn

     Investment Trust; director Wanger Investment Company PLC; prior thereto, first vice president, investment accounting, Kemper Financial Services, Inc.

Robert A. Mohn, vice president (9/13/1961)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal, analyst and portfolio manager, Wanger Asset Management, L.P. since August 1992.

John H. Park, vice president (5/30/1967)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal and analyst, Wanger Asset Management, L.P. since July 1993; prior thereto, analyst, Ariel Capital Management.

Mark H. Yost, vice president (_________)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; analyst and portfolio manager, Wanger Asset Management, L.P., since October 1995; co-portfolio manager of Wanger U.S. Smaller Companies Fund since June 1997; portfolio manager of WAM Yost Partnership, L.P.; prior thereto, investment analyst, First Chicago Corporation.

Leah J. Zell, vice president (5/23/1949)
     227 West Monroe Street, Suite 3000, Chicago, Illinois 60606; principal, analyst, and portfolio manager, Wanger Asset Management, L.P., since July 1992; vice president, Acorn Investment Trust.

     *Messrs. McQuaid and Wanger are Trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, and of WAM.

     Messrs. McQuaid, Phelps and Wanger are members of the Executive Committee, which has authority during intervals between meetings of the Board of Trustees to exercise the powers of the board, with certain exceptions. Messrs. Hasselbring and Phelps are members of the Audit Committee, which has the authority to make recommendations to the Board of Trustees regarding the selection of independent auditors for the Trust and to confer with the independent auditors regarding the scope and results of each audit.

     The following table shows compensation paid by the Trust during the fiscal year ended December 31, 1997 to each Trustee of the Trust who is not an "interested person" of the Trust or of WAM. The Trust does not pay compensation to its officers or to Trustees who are "interested persons." The Trust does not offer any pension or retirement benefits to its trustees.

==============================================================================================
Name of Person,        Aggregate Compensation   Aggregate Compensation            Total
Position                  From Wanger U.S.     From Wanger International      Compensation
                         Small Cap Advisor         Small Cap Advisor      From Fund Complex(2)
==============================================================================================

Fred D. Hasselbring            $5,800                   $5,800                   $11,600
Trustee

P. Michael Phelps              $6,550                   $6,550                   $13,100
Trustee

James A. Star*                 $5,800                   $5,800                   $11,600
Trustee

*Mr. Star resigned as a trustee effective June 15, 1998.

                        Purchasing and Redeeming Shares

     Shares of the Funds may not be purchased or redeemed directly by individual Variable Contract owners or individual Retirement Plan participants. Purchases and redemptions are discussed in the prospectus. That information is incorporated herein by reference.

     For purposes of computing the net asset value of a share of either Fund, a security traded on a securities exchange, or in an over-the-counter market in which transaction prices are reported, is generally valued at the last sale price at the time of valuation. A security for which there is no reported sale on the valuation date is generally valued at the mean of the latest bid and ask quotations or, if there is no ask quotation, at the most recent bid quotation. Securities for which quotations are not readily available, or for which the market quotation is determined not to represent a fair value, and any other assets are valued at a fair value as determined in good faith by the board of trustees. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by any major bank or dealer. If such quotations are not readily available, the rate of exchange will be determined in accordance with policies established in good faith by the board of trustees.

     The Funds' net asset values are determined only on days on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

     Trading in the portfolio securities of the Funds, particularly International Small Cap, may take place in various foreign markets at certain times on certain days (such as Saturday) when the NYSE is not open for business and the Funds do not calculate their net asset values. Conversely, trading in the Funds' portfolio securities may not occur on days when the NYSE is open. Because of the differences in the days and times at which trading occurs in various markets, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Funds' portfolio securities. The last sale price included in the calculation of a Fund's net asset value may be several hours old at the time when it is included in that calculation, which may have a significant effect on a Fund's net asset value.

     Computation of net asset value (and the sale and redemption of Fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Funds not reasonably practicable.

      The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the board of trustees.


                          Additional Tax Information

     Shares of the Funds are offered to separate accounts of Life Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents (including the summary plan description) for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

     Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Fund must distribute to shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash or cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     As noted in the prospectus, each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. Those requirements are different from the standards for regulated investment companies under Subchapter M of the Code For information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectus for the Variable Contracts.

     The Funds will not be subject to the 4% federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies or Retirement Plans.

     The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for variable contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the variable contracts and the holders thereof.

                            Portfolio Transactions

     Portfolio transactions of the Funds are placed with those securities brokers and dealers that WAM believes will provide the best value in transaction and research services for each Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

     In valuing brokerage services, WAM makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

     In valuing research services, WAM makes a judgment of the usefulness of research and other information provided to WAM by a broker in managing each Fund's investment portfolio.

In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy, and economic, financial, and political conditions and prospects, useful to WAM in advising that Fund.

     The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by WAM's staff on an ongoing basis. The general level of brokerage charges and other aspects of each Fund's portfolio transactions are reviewed periodically by the board of trustees.

     WAM is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of investment decisions by the Funds. However, the Board of Trustees recognizes that it is important for WAM, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce WAM's expenses in providing management services to the Funds is not determinable. In addition, the Board of Trustees understands that other clients of WAM might benefit from the information obtained for the Funds, in the same manner that the Funds might benefit from information obtained by WAM in performing services to others.

     Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

     The Trust and WAM have adopted codes of ethics that, among other things, regulate the personal transactions in securities of certain officers, directors, trustees, partners and employees of the Trust and WAM. Although investment decisions for the Funds are made independently from those for other investment advisory clients of WAM, it may develop that the same investment decision is made for one or both of the Funds and one or more other advisory clients. If one or both of the Funds and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

                                   Custodian

     State Street Bank and Trust Company, P.O. Box 8502, Boston, Massachusetts 02266-8502, is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the

Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities of the Funds in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian. The custodian may employ one or more sub-custodians located in the United States upon approval by the Board of Trustees of the Trust; and is authorized to employ sub-custodians for the Funds' assets maintained outside the United States.


                             Independent Auditors

     Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606 audits and reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' federal income tax return, and performs other professional accounting, auditing, tax, and advisory services when engaged to do so by the Funds.

                    Appendix - Description of Bond Ratings

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, WAM believes that the quality of debt securities in which the funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

Moody's Ratings

     Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P Ratings

     AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                    PART C
                                    ------

Item 24.              Financial Statements and Exhibits
-------               ---------------------------------

(a)       Financial statements:
          --------------------

  (1)       Financial statements included in Part A of this amendment:

            None

  (2)       Financial statements included in Part B of this amendment:

      (i) Wanger U.S. Small Cap (incorporated by reference to the following portions of Registrant's 1997 Annual Report; a copy of the report was filed with the Commission on February 27, 1998, and is not included in this amendment):

                   Statement of Investments at December 31, 1997

                   Statement of Assets and Liabilities at December 31, 1997

                   Statement of Operations for the year ended December 31, 1997

                   Statement of Changes in Net Assets for the years ended December 31, 1996 and 1997

                   Financial Highlights for the period ended December 31, 1995 and for the years ended December 31, 1996 and 1997

                   Notes to financial statements

                   Report of Independent Auditors


            Wanger U.S. Small Cap (incorporated by reference to the following portions of Registrant's 1998 Semi-Annual Report; a copy of the report was filed with the Commission on August 26, 1998, and is not included in this amendment):

                   Statement of Investments at June 30, 1998 (unaudited)

                   Statement of Assets and Liabilities at June 30, 1998 (unaudited)

                   Statement of Operations for the six months ended June 30, 1998 (unaudited)

                   Statement of Changes in Net Assets for the year ended December 31, 1997 and the six months ended June 30, 1998 (unaudited)

                   Financial Highlights for the period ended December 31, 1995 and for the years ended December 31, 1996 and 1997, and for the six months ended June 30, 1998 (unaudited)

                   Notes to financial statements

      (ii) Wanger International Small Cap (incorporated by reference to the following portions of Registrant's 1997 Wanger Advisors Trust Annual

            Report; a copy of the report was filed with the Commission on February 27, 1998, and is not included in this amendment):

                   Statement of Investments at December 31, 1997

                   Statement of Assets and Liabilities at December 31, 1997

                   Statement of Operations for the year ended December 31, 1997

                   Statement of Changes in Net Assets for the years ended December 31, 1996 and 1997

                   Financial Highlights for the period ended December 31, 1995 and for the years ended December 31, 1996 and 1997

                   Notes to financial statements

                   Report of Independent Auditors

            Wanger International Small Cap (incorporated by reference to the following portions of Registrant's 1998 Semi-Annual Report; a copy of the report was filed with the Commission on August 26, 1998, and is not included in this amendment):

                   Statement of Investments at June 30, 1998 (unaudited)

                   Statement of Assets and Liabilities at June 30, 1998 (unaudited)

                   Statement of Operations for the six months ended June 30, 1998 (unaudited)

                   Statement of Changes in Net Assets for the year ended December 31, 1997 and the six months ended June 30, 1998 (unaudited)

                   Financial Highlights for the period ended December 31, 1995 and for the years ended December 31, 1996 and 1997, and for the six months ended June 30, 1998 (unaudited)

                   Notes to financial statements

            (3)    Financial statements included in Part C of this amendment:
                   None

             Note: The following schedules have been omitted for the following reasons:

          Schedules I and III - The required information is presented in the statements of investments at December 31, 1997 and June 30, 1998 (unaudited).

          Schedules II, IV and V - The required information is not present.


(b)       Exhibits:
          --------

     1.   Agreement and Declaration of Trust.(2)

     2.      By-laws.(2)

     3.      None.

     4(a).   Specimen Share Certificate - Wanger U.S. Small Cap. (1)

     4(b).   Specimen Share Certificate - Wanger International Small Cap. (1)

     5(a). Investment Advisory Agreement - Wanger U.S. Small Cap, dated January 1, 1998. (5)

     5(b). Investment Advisory Agreement - Wanger International Small Cap, dated January 1, 1998. (5)

     5(c). Form of Investment Advisory Agreement Wanger Twenty and Wanger Foreign Forty.

     6(a). Distribution Agreement between Wanger Advisors Trust and WAM Brokerage Services, L.L.C. dated January 1, 1998. (5)

     6(b) Form of Amendment to Distribution Agreement between Wanger Advisors Trust and WAM Brokerage Services, L.L.C.

     7.      None.

     8(a). Custodian Contract between Wanger Advisors Trust and State Street Bank and Trust Company. (2)

     8(b) Form of Letter Agreement between Wanger Advisors Trust and State Street Bank and Trust Company applying Custodian Contract and Transfer Agency and Service Agreement to Wanger Twenty and Wanger Foreign Forty.

     9(a)(1) Amendment No. 1 to the Participation Agreement between Wanger
             Advisors Trust and Phoenix Home Life Mutual Insurance Company dated April 18, 1995 (2) (amendment dated December 16, 1996). (3)

     9(a)(2) Amendment No. 1 to the Participation Agreement between Wanger
             Advisors Trust and PHL Variable Insurance Company dated February 23, 1995 (2) (amendment dated December 16, 1996). (3)

     9(a)(3) Amendment No. 1 to the Participation Agreement between Wanger
             Advisors Trust and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company) dated May 19, 1995
             (2) (amendment dated December 16, 1996). (3)

     9(a)(4) Participation Agreement between Wanger Advisors Trust and First
             Providian Life and Health Insurance Company dated November 15, 1996, and Amendment No. 1 dated December 16, 1996. (3)

     9(a)(5) Participation Agreement between Wanger Advisors Trust and SAFECO
             Life Insurance Company dated September 27, 1995 and Form of Amendment No. 1 dated December 18, 1996. (3)

     9(b). Transfer Agency and Service Agreement between Wanger Advisors Trust and State Street Bank and Trust Company. (2)

     10.     Legal opinion and consent of Bell, Boyd & Lloyd.

     11.     Consent of Independent Auditors.

     12.     None.

     13.     Subscription Agreement. (2)

     14.     None.

     15.     None.

     16(a).  Computation of performance information - Wanger U.S. Small Cap. (2)

     16(b). Computation of performance information - Wanger International Small Cap. (2)

     17(a)   Financial data schedule - Wanger U.S. Small Cap.

     17(b)   Financial data schedule - Wanger International Small Cap.

     18      Form of Purchase Application. (2)
     ______________________________

(1) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 1 to Registrant's registration statement on form N-1A, Securities Act registration no. 33-83548 (the "Registration Statement") filed on August 25, 1995.

(2) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

(3) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

(4) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 5 to the Registration Statement filed November on 3, 1997.

(5) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 6 to the Registration Statement filed April 28, 1998.


Item 25.  Persons Controlled by or Under Common Control with Registrant
-------   -------------------------------------------------------------

               The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Organization and Management" and in the Statement of

          Additional Information under the caption "Investment Adviser" is incorporated by reference.


Item 26.  Number of Holders of Securities
-------   -------------------------------

               As of August 31, 1998, there were 28 record holders of the Registrant's shares of beneficial interest of the series designated Wanger U.S. Small Cap and 45 record holders of the Registrant's shares of beneficial interest of the series designated Wanger International Small Cap.


Item 27.  Indemnification
-------   ---------------

               Article VIII of the Agreement and Declaration of Trust of the registrant (Exhibit 1 included herein) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

               The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

               The information in the prospectus under the caption "Organization and Management" is incorporated by reference. Neither Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.


Item 29.  Principal Underwriter
--------  ---------------------

          WAM Brokerage Services, L.L.C. also acts as principal underwriter for Acorn Investment Trust.



     Name               Positions and Offices with    Positions and Offices with
                               Underwriters                   Registrant

Bruce H. Lauer          President                   Vice President and Treasurer

Merrillyn J. Kosier     Senior Vice President and   Senior Vice President
                        Secretary


The principal business of each officer of WAM Brokerage L.L.C. is 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.


Item 30.  Location of Accounts and Records
-------   --------------------------------

               Bruce H. Lauer, Vice President and Treasurer
               Wanger Advisors Trust
               227 West Monroe Street, Suite 3000
               Chicago, Illinois 60606

Item 31.  Management Services
-------   -------------------

               Not applicable.


Item 32.  Undertakings
-------   ------------

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on September 30, 1998.


                                WANGER ADVISORS TRUST

                                By: /s/ Ralph Wanger
                                   --------------------------------------
                                   Ralph Wanger, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


  Name                       Title                     Date
  ----                       -----                     ----

/s/ Fred D. Hasselbring
-----------------------  Trustee                   )
Fred D. Hasselbring                                )
                                                   )
/s/ Charles P. McQuaid                             )
-----------------------  Trustee                   )
Charles P. McQuaid                                 )
                                                   )
/s/ P. Michael Phelps                              )
-----------------------  Trustee                   )
P. Michael Phelps                                  )
                                                   )   September 30, 1998
/s/ Patricia H. Werhane                            )
-----------------------  Trustee                   )
Patricia H. Werhane                                )
                                                   )
/s/ Ralph Wanger                                   )
-----------------------  Trustee and President     )
Ralph Wanger             (principal executive      )
                          officer)                 )
/s/ Bruce H. Lauer                                 )
-----------------------  Treasurer (principal      )
Bruce H. Lauer           financial and accounting  )
                         officer)

                  Index of Exhibits Filed with this Amendment
                  -------------------------------------------




Exhibit              EDGAR
Number             Exhibit No.                       Exhibit
------             -----------                       -------
5(c)               EX-99.B5.3          Form of Investment Advisory Agreement --
                                       Wanger Twenty and Wanger Foreign Forty

6(b)               EX-99.B6.2          Form of Amendment to Distribution
                                       Agreement between Wanger Advisors Trust
                                       and WAM Brokerage Services, L.L.C.

8(b)               EX-99.B8.2          Form of Letter Agreement between Wanger
                                       Advisors Trust and State Street Bank and
                                       Trust Company applying Custodian Contract
                                       and Transfer Agency and Service Agreement
                                       to Wanger Twenty and Wanger Foreign Forty

10                 EX-99.B10           Legal opinion and consent of Bell Boyd &
                                       Lloyd

11                 EX-99.B11           Consent of Independent Auditors

17(a)              EX-27.1             Financial data schedule - Wanger U.S.
                                       Small Cap

17(b)              EX-27.2             Financial data schedule - Wanger
                                       International Small Cap